Share-based awards - Summary of Stock Option Activity (Details) - Employee Stock Option			6 Months Ended
	Jun. 30, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares	Jun. 30, 2023 $ / shares shares
Options Outstanding Number of Shares
Outstanding at beginning of period (in shares) | shares			1,378,119
Granted (in shares) | shares			82,472
Exercised (in shares) | shares			(229,953)
Canceled/expired (in shares) | shares			(6,885)
Outstanding at end of period (in shares) | shares	1,223,753	1,378,119	1,223,753
Exercisable at end of period (in shares) | shares	952,614		952,614
Weighted Average Exercise Price
Outstanding at beginning of period (in USD per share) | $ / shares			$ 119.86
Granted (in USD per share) | $ / shares			232.48
Exercised (in USD per share) | $ / shares			87.69
Canceled/expired (in USD per share) | $ / shares			116.33
Outstanding at end of period (in USD per share) | $ / shares	$ 133.51	$ 119.86	133.51
Exercisable at end of period (in USD per share) | $ / shares	$ 113.27		$ 113.27
Weighted Average Remaining Contractual Life
Weighted average contractual term of options outstanding	4 years 8 months 1 day	4 years 8 months 8 days
Weighted average contractual term of options exercisable	4 years 2 months 12 days